Report of the directors financial review risk report - The Downside scenarios (Details)	6 Months Ended
Jun. 30, 2022
Consensus Downside scenario ECL | UK
Disclosure of financial assets [line items]
Probability	0.00%
Consensus Downside scenario ECL | UK | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(0.70%)
Consensus Downside scenario ECL | UK | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	5.50%
House price growth	(4.10%)
Inflation rate	0.70%
Consensus Downside scenario ECL | US
Disclosure of financial assets [line items]
Probability	15.00%
Consensus Downside scenario ECL | US | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(1.70%)
Consensus Downside scenario ECL | US | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	5.10%
House price growth	2.90%
Inflation rate	0.70%
Consensus Downside scenario ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	20.00%
Consensus Downside scenario ECL | Hong Kong | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(2.90%)
Consensus Downside scenario ECL | Hong Kong | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	5.40%
House price growth	(8.30%)
Inflation rate	(0.50%)
Consensus Downside scenario ECL | Mainland China
Disclosure of financial assets [line items]
Probability	30.00%
Consensus Downside scenario ECL | Mainland China | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	1.30%
Consensus Downside scenario ECL | Mainland China | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	4.20%
House price growth	(4.30%)
Inflation rate	(0.70%)
Consensus Downside scenario ECL | Canada
Disclosure of financial assets [line items]
Probability	15.00%
Consensus Downside scenario ECL | Canada | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(0.80%)
Consensus Downside scenario ECL | Canada | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	6.60%
House price growth	(9.00%)
Inflation rate	0.00%
Consensus Downside scenario ECL | France
Disclosure of financial assets [line items]
Probability	0.00%
Consensus Downside scenario ECL | France | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	0.10%
Consensus Downside scenario ECL | France | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	8.50%
House price growth	2.40%
Inflation rate	(0.60%)
Consensus Downside scenario ECL | UAE
Disclosure of financial assets [line items]
Probability	20.00%
Consensus Downside scenario ECL | UAE | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(0.60%)
Consensus Downside scenario ECL | UAE | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	4.00%
House price growth	(4.80%)
Inflation rate	0.40%
Consensus Downside scenario ECL | Mexico
Disclosure of financial assets [line items]
Probability	10.00%
Consensus Downside scenario ECL | Mexico | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(1.00%)
Consensus Downside scenario ECL | Mexico | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	4.70%
House price growth	2.20%
Inflation rate	2.30%
Downside 1 scenario ECL | UK
Disclosure of financial assets [line items]
Probability	30.00%
Downside 1 scenario ECL | UK | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(3.70%)
Downside 1 scenario ECL | UK | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	6.60%
House price growth	(11.90%)
Inflation rate	9.50%
Downside 1 scenario ECL | US
Disclosure of financial assets [line items]
Probability	10.00%
Downside 1 scenario ECL | US | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(4.10%)
Downside 1 scenario ECL | US | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	8.80%
House price growth	(4.20%)
Inflation rate	6.90%
Downside 1 scenario ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	15.00%
Downside 1 scenario ECL | Hong Kong | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(3.00%)
Downside 1 scenario ECL | Hong Kong | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	6.50%
House price growth	(7.60%)
Inflation rate	4.20%
Downside 1 scenario ECL | Mainland China
Disclosure of financial assets [line items]
Probability	5.00%
Downside 1 scenario ECL | Mainland China | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(1.20%)
Downside 1 scenario ECL | Mainland China | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	4.80%
House price growth	(9.80%)
Inflation rate	4.20%
Downside 1 scenario ECL | Canada
Disclosure of financial assets [line items]
Probability	10.00%
Downside 1 scenario ECL | Canada | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(0.60%)
Downside 1 scenario ECL | Canada | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	9.90%
House price growth	(8.20%)
Inflation rate	6.30%
Downside 1 scenario ECL | France
Disclosure of financial assets [line items]
Probability	35.00%
Downside 1 scenario ECL | France | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(3.10%)
Downside 1 scenario ECL | France | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	9.10%
House price growth	(2.00%)
Inflation rate	5.00%
Downside 1 scenario ECL | UAE
Disclosure of financial assets [line items]
Probability	5.00%
Downside 1 scenario ECL | UAE | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(2.50%)
Downside 1 scenario ECL | UAE | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	3.00%
House price growth	(4.40%)
Inflation rate	3.70%
Downside 1 scenario ECL | Mexico
Disclosure of financial assets [line items]
Probability	15.00%
Downside 1 scenario ECL | Mexico | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(5.30%)
Downside 1 scenario ECL | Mexico | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	5.20%
House price growth	2.80%
Inflation rate	6.80%
Downside 2 scenario ECL | UK
Disclosure of financial assets [line items]
Probability	10.00%
Downside 2 scenario ECL | UK | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(6.30%)
Downside 2 scenario ECL | UK | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	8.50%
House price growth	(15.20%)
Inflation rate	(2.20%)
Downside 2 scenario ECL | US
Disclosure of financial assets [line items]
Probability	10.00%
Downside 2 scenario ECL | US | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(4.90%)
Downside 2 scenario ECL | US | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	9.10%
House price growth	(10.80%)
Inflation rate	1.50%
Downside 2 scenario ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	5.00%
Downside 2 scenario ECL | Hong Kong | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(9.30%)
Downside 2 scenario ECL | Hong Kong | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	5.90%
House price growth	(10.80%)
Inflation rate	(0.50%)
Downside 2 scenario ECL | Mainland China
Disclosure of financial assets [line items]
Probability	5.00%
Downside 2 scenario ECL | Mainland China | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(5.00%)
Downside 2 scenario ECL | Mainland China | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	5.40%
House price growth	(18.70%)
Inflation rate	1.40%
Downside 2 scenario ECL | Canada
Disclosure of financial assets [line items]
Probability	10.00%
Downside 2 scenario ECL | Canada | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(3.40%)
Downside 2 scenario ECL | Canada | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	11.10%
House price growth	(30.10%)
Inflation rate	0.90%
Downside 2 scenario ECL | France
Disclosure of financial assets [line items]
Probability	15.00%
Downside 2 scenario ECL | France | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(5.50%)
Downside 2 scenario ECL | France | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	10.20%
House price growth	(4.50%)
Inflation rate	(2.70%)
Downside 2 scenario ECL | UAE
Disclosure of financial assets [line items]
Probability	5.00%
Downside 2 scenario ECL | UAE | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(6.50%)
Downside 2 scenario ECL | UAE | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	4.60%
House price growth	(11.30%)
Inflation rate	1.70%
Downside 2 scenario ECL | Mexico
Disclosure of financial assets [line items]
Probability	10.00%
Downside 2 scenario ECL | Mexico | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(7.20%)
Downside 2 scenario ECL | Mexico | 2023: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	5.70%
House price growth	1.10%
Inflation rate	3.40%